UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2009

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):         [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Shapiro Capital Management LLC
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Address:     3060 Peachtree Road, NW Suite 1555
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             Atlanta GA  30306
             ----------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
NAME:      MICHAEL MCCARTHY
           ----------------
Title:     PRINCIPAL
           ----------------
Phone:     404-842-9600
           ---------------

Signature, Place, and Date of Signing:

[Signature]                               [City, State]                  [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management LLC 09/30/2009

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            46


Form 13F Information Table Value Total      $2,210,346,958
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         -------------------------           --------------------------

         [Repeat as necessary.]

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
                                                             FORM 13F
                                                                                       ----------------------------------
                                                                                       ----------------------------------
                                                                                                (SEC USE ONLY)
Page 1                                          Name of Reporting Manager :              Shapiro Capital Management Company, Inc
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             Item 1:             Item 2:    Item 3:      Item 4:      Item 5:          Item 6               Item 7
                                                                     Shares of   Investment Discretion
                                  Title of   CUSIP      Fair        Principal        (b) Shared (c) Shared Manager's
Name of Issuer                     Class     Number  Market Value    Amount (a) Sole  As defined    Other See Instr V

                                                                                                                 Item 8
                                                                                                      Voting Authority (shares)

                                                                                                     (a) Sole    (b)Shared  (c) None
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
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PetSmart Inc.                        Common  716768106      $128,455,413      5,905,996     x           4,679,474     1,226,522
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Nalco Holding Co                     Common  62985Q101      $123,412,192      6,023,045     x           4,776,993     1,246,052
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Constellation Brands Inc. - A   Cl A Common  21036p108      $120,771,346      7,971,706     x           6,221,593     1,750,113
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Live Nation                          Common  538034109      $116,210,777     14,189,350     x          11,218,899     2,970,451
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Encore Acquisition Company           Common  29255w100      $116,053,846      3,103,044     x           2,516,644       586,400
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Cooper Companies, Inc. (The)         Common  216648402      $108,382,618      3,645,564     x           2,844,821       800,743
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Cal Dive International Inc.          Common  12802t101      $107,381,990     10,857,633     x           8,804,990     2,052,643
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Kansas City Southern                 Common  485170302      $107,057,481      4,041,430     x           3,158,195       883,235
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Cabot Microelectronics Com           Common  12709p103      $105,090,037      3,014,631     x           2,457,124       557,507
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Zebra Technologies Cp Class A   Cl A Common  989207105      $103,607,127      3,995,647     x           3,185,078       810,569
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NV Energy, Inc.                      Common  67073Y106      $101,821,187      8,785,262     x           6,706,535     2,078,727
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Checkpoint Systems Inc               Common  162825103       $98,824,342      6,011,213     x           4,943,363     1,067,850
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Hanesbrands, Inc.                    Common  410345102       $89,403,465      4,177,732     x           3,328,775       848,957
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International Flavors &
  Fragrances                         Common  459506101       $81,815,769      2,157,020     x           1,742,870       414,150
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OGE Energy Corp                      Common  670837103       $79,382,407      2,399,710     x           1,901,910       497,800
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Tidewater Inc                        Common  886423102       $76,546,208      1,625,530     x           1,335,880       289,650
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John Bean Technologies Corp.         Common  477839104       $74,813,921      4,117,442     x           3,518,342       599,100
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Haynes International Inc.            Common  420877201       $62,802,593      1,973,683     x           1,615,433       358,250
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US Cellular Corp                     Common  911684108       $59,017,579      1,510,560     x           1,176,540       334,020
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Accuray Inc.                         Common  004397105       $52,198,718      8,030,572     x           6,576,753     1,453,819
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Corn Products International Inc.     Common  219023108       $39,397,528      1,381,400     x           1,189,000       192,400
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Tyco International Ltd               Common  h89128104       $36,997,074      1,073,001     x             740,433       332,568
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Western Union Co                     Common  959802109       $36,878,505      1,949,181     x           1,413,628       535,553
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Tyco Electronics LTD                 Common  h8912p106       $31,780,526      1,426,415     x             953,423       472,992
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        SubTotal Page 1                                   $2,058,102,646    109,366,767                87,006,696    22,360,071
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General Electric Com                 Common  369604103       $25,521,216      1,554,276     x             792,124       762,152
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California Pizza Kitchen Inc         Common  13054d109       $25,114,148      1,607,820     x           1,325,220       282,600
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Time Warner Cable-A             Cl A Common  88732J207       $22,115,986        513,251     x             294,675       218,576
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Time Warner Inc. New                 Common  887317303       $20,824,298        723,568     x             463,989       259,579
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Ingersoll-Rand Company Cl A          Common  g47791101       $19,446,007        634,040     x             420,150       213,890
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Sally Beauty Holdings, Inc.          Common  79546E104       $11,650,211      1,638,567     x           1,495,117       143,450
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Ishares Russell 2000                    ETF  464287655        $8,093,545        134,355     x             134,355             0
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American Express Co                  Common  025816109        $6,566,769        193,710     x              54,075       139,635
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Spdr Trust Series 1                     ETF  78462F103        $3,242,669         30,710     x              25,340         5,370
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Ishares Trust Russell 2000
Value Index Fun                        ETF   464287630        $2,767,426         48,955     x              48,675           280
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United States Cellular
  Nt Sr 8.75%                        Preferred  911684207        $1,171,221         46,385     x              34,360        12,025
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MoneyGram Intl Inc                   Common  60935Y109          $994,039        316,573     x             316,573             0
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Encore Energy Partners
  LP Com Unit                        Common  29257A106          $761,769         47,700     x              42,750         4,950
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Post Properties 7.625%            Preferred  737464305          $611,800         26,600     x              17,500         9,100
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Forest Oil Corp NEW                  Common  346091705          $587,100         30,000     x              30,000             0
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Equifax Inc.                         Common  294429105          $571,144         19,600     x              18,000         1,600
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Cincinnati Bell 6.75% Series B    Preferred  171871403          $479,259         14,100     x              11,600         2,500
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Newmont Mining                       Common  651639106          $440,200         10,000     x              10,000             0
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Portland General Electric Co.        Common  736508847          $411,655         20,875     x              17,775         3,100
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Barrick Gold Corp                    Common  067901108          $379,000         10,000     x              10,000             0
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Bank Of America Corp                 Common  060505104          $253,800         15,000     x              15,000             0
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E I Dupont                           Common  263534109          $241,050          7,500     x               7,000           500
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        SubTotal Page 2                                     $152,244,313      7,643,585                 5,584,278     2,059,307
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          Grand Total                                     $2,210,346,959    117,010,352               $92,590,974    24,419,378
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            Page 1                   24                     $2,210,346,959
            Page 2                   22
             total                   46
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